                Lincoln Variable Insurance Products Trust


                     LVIP SSgA International Index Fund



                Standard Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010




The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents



Item                                                                                   Page
Summary Section                                                                       1
 Investment Objective                                                                 1
 Fees and Expenses                                                                    1
   Shareholder Fees                                                                   1
   Annual Fund Operating Expenses                                                     1
   Example                                                                            1
   Portfolio Turnover                                                                 1
 Principal Investment Strategies                                                      1
 Principal Risks                                                                      2
 Fund Performance                                                                     3
 Investment Adviser and Sub-Adviser                                                   3
 Tax Information                                                                      3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries   3
Investment Objective and Principal Investment Strategies                              4
Principal Risks                                                                       4
Management and Organization                                                           5
Pricing of Fund Shares                                                                6
Purchase and Sale of Fund Shares                                                      6
Market Timing                                                                         7
Portfolio Holdings Disclosure                                                         7
Share Classes and Distribution Arrangements                                           7
Distribution Policy and Federal Income Tax Considerations                             7
Financial Highlights                                                                  8


LVIP SSgA International Index Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA International Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.40%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                 0.33%
 Total Annual Fund Operating Expenses                                                           0.73%
 Less Fee Waiver and Expense Reimbursement1                                                    (0.13%)
 Net Expenses                                                                                   0.60%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.06% on the first $500 million of average daily net assets of the fund and 0.09% of average daily net assets of the fund in excess of $500 million. The agreement will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.60% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.


Example


This example intends to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $61      $220      $393      $894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.


Principal Investment Strategies

The fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the fund's performance, the MSCI EAFE (Reg. TM) Index is used as the benchmark. The MSCI EAFE (Reg. TM) Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage


LVIP SSgA International Index Fund                                           1

of 85% of the market capitalization of the equity market of all countries that are part of the index. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark.

The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts
(ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and international equity ETFs, cash equivalents, and derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.


2  LVIP SSgA International Index Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
2009
27.85%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 24.95%.

The fund's lowest return for a quarter occurred in the first quarter of 2009 at: (15.72%).


                                          Average Annual Total
                                                Returns
                                       For periods ended 12/31/09
                                       --------------------------
                                                     Lifetime
                                                 (Since inception
                                        1 year       5/01/08)
                                       -------- -----------------
  LVIP SSgA International Index Fund   27.85%         (14.47%)
           MSCI EAFE (Reg. TM) Index   32.46%         (13.60%)

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.



Portfolio Manager(s)   Company Title   Experience w/Fund
---------------------- --------------- ------------------
Lynn Blake             Principal       Since May 2008
John Tucker            Principal       Since May 2008

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA International Index Fund                                           3

Investment Objective and Principal Investment Strategies
The investment objective of the LVIP SSgA International Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the fund's performance, the MSCI EAFE (Reg. TM) Index* is used as the benchmark. The MSCI EAFE (Reg. TM) Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark index.

The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts
(ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and international equity ETFs, cash equivalents, and derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

* MSCI (Reg. TM) and EAFE (Reg. TM) are trademarks of MSCI Inc. (MSCI), and the fund has obtained a license to use and to refer to these trademarks and the MSCI EAFE (Reg. TM) Index. The fund referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such fund or any index on which such fund is based.


Principal Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. This may create "Fund of Funds Risk" for the fund. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.



4

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.


Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2009 was 0.34% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2009 SSgA FM had over $168 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.91 trillion under management as of December 31, 2009, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East.
Portfolio Manager(s)   The fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John
                       Tucker jointly and primarily have responsibility for the day-to-day management. Ms. Blake is a Principal of
                       SSgA FM, Senior Managing Director of SSgA and the Head of Non-US Markets in the Global Structured
                       Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the manage-
                       ment of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Managing Director of SSgA and Head of US
                       Equity Markets in the Global Structured Products Group, he is also responsible for all Derivative
                       Strategies
                       and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in
                       SSgA's London office, where he was responsible for the management of all index strategies in their sec-
                       ond largest investment center. Mr. Tucker joined State Street in 1988.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.


                                                                               5

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

6

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                         LVIP SSgA International Index Fund
                                                                                      Standard
                                                                                       Class
                                                                                     Year Ended
                                                                       12/31/2009      5/1/20081 to 12/31/2008
                                                                      ------------    ------------------------
Net asset value, beginning of period..............................      $  5.959              $ 10.000
Income (loss) from investment operations:
Net investment income2............................................         0.157                 0.116
Net realized and unrealized gain (loss) on investments and foreign
 currencies.......................................................         1.502                (4.098)
                                                                        --------              --------
Total from investment operations..................................         1.659                (3.982)
                                                                        --------              --------
Less dividends and distributions from:
Net investment income.............................................        (0.107)               (0.059)
                                                                        --------              --------
Total dividends and distributions.................................        (0.107)               (0.059)
                                                                        --------              --------
Net asset value, end of period....................................      $  7.511              $  5.959
                                                                        ########              ########
Total return3.....................................................         27.85%               (39.77%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)...........................      $111,877              $ 26,176
Ratio of expenses to average net assets...........................          0.45%                 0.45%
Ratio of expenses to average net assets prior to expenses waived/
 reimbursed and expense paid indirectly...........................          0.73%                 1.58%
Ratio of net investment income to average net assets..............          2.37%                 2.53%
Ratio of net investment income to average net assets prior to
 expenses waived/reimbursed and expense paid indirectly...........          2.09%                 1.40%
Portfolio turnover................................................             4%                    3%

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated August 1, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA International Index Fund



                Service Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010




The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents



Item                                                                                   Page
Summary Section                                                                       1
 Investment Objective                                                                 1
 Fees and Expenses                                                                    1
   Shareholder Fees                                                                   1
   Annual Fund Operating Expenses                                                     1
   Example                                                                            1
   Portfolio Turnover                                                                 1
 Principal Investment Strategies                                                      1
 Principal Risks                                                                      2
 Fund Performance                                                                     3
 Investment Adviser and Sub-Adviser                                                   3
 Tax Information                                                                      3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries   3
Investment Objective and Principal Investment Strategies                              4
Principal Risks                                                                       4
Management and Organization                                                           5
Pricing of Fund Shares                                                                6
Purchase and Sale of Fund Shares                                                      6
Market Timing                                                                         7
Portfolio Holdings Disclosure                                                         7
Share Classes and Distribution Arrangements                                           7
Distribution Policy and Federal Income Tax Considerations                             7
Financial Highlights                                                                  9


LVIP SSgA International Index Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA International Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.40%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 0.33%
 Total Annual Fund Operating Expenses                                                           0.98%
 Less Fee Waiver and Expense Reimbursement1                                                    (0.13%)
 Net Expenses                                                                                   0.85%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.06% of the first $500 million of average daily net assets of the fund and 0.09% of average daily net assets of the fund in excess of $500 million. The agreement will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 0.85% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.


Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with the fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $87      $299      $529    $1,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.


Principal Investment Strategies

The fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the fund's performance, the MSCI EAFE (Reg. TM) Index is used as the benchmark. The MSCI EAFE (Reg. TM) Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage


LVIP SSgA International Index Fund                                           1

of 85% of the market capitalization of the equity market of all countries that are part of the index. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark.

The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts
(ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and international equity ETFs, cash equivalents, and derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.


2  LVIP SSgA International Index Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
2009
27.53%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 24.87%.

The fund's lowest return for a quarter occurred in the first quarter of 2009 at: (15.78%).



                                          Average Annual Total
                                                Returns
                                       For periods ended 12/31/09
                                       --------------------------
                                                     Lifetime
                                                 (Since inception
                                        1 year       5/1/08)
                                       -------- -----------------
  LVIP SSgA International Index Fund   27.53%         (14.68%)
           MSCI EAFE (Reg. TM) Index   32.46%         (13.60%)

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.



Portfolio Manager(s)   Company Title   Experience w/Fund
---------------------- --------------- ------------------
Lynn Blake             Principal       Since May 2008
John Tucker            Principal       Since May 2008

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA International Index Fund                                           3

Investment Objective and Principal Investment Strategies
The investment objective of the LVIP SSgA International Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the fund's performance, the MSCI EAFE (Reg. TM) Index* is used as the benchmark. The MSCI EAFE (Reg. TM) Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark index.

The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts
(ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and international equity ETFs, cash equivalents, and derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

* MSCI (Reg. TM) and EAFE (Reg. TM) are trademarks of MSCI Inc. (MSCI), and the fund has obtained a license to use and to refer to these trademarks and the MSCI EAFE (Reg. TM) Index. The fund referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such fund or any index on which such fund is based.


Principal Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. This may create "Fund of Funds Risk" for the fund. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.



4

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.


Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2009 was 0.34% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2009 SSgA FM had over $168 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.91 trillion under management as of December 31, 2009, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East.
Portfolio Manager(s)   The fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John
                       Tucker jointly and primarily have responsibility for the day-to-day management. Ms. Blake is a Principal of
                       SSgA FM, Senior Managing Director of SSgA and the Head of Non-US Markets in the Global Structured
                       Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the manage-
                       ment of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Managing Director of SSgA and Head of US
                       Equity Markets in the Global Structured Products Group, he is also responsible for all Derivative
                       Strategies
                       and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in
                       SSgA's London office, where he was responsible for the management of all index strategies in their sec-
                       ond largest investment center. Mr. Tucker joined State Street in 1988.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.


                                                                               5

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

6

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income


                                                                               7

or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                         LVIP SSgA International Index Fund
                                                                                       Service
                                                                                       Class
                                                                                     Year Ended
                                                                       12/31/2009      5/1/20081 to 12/31/2008
                                                                      ------------    ------------------------
Net asset value, beginning of period..............................      $  5.964              $ 10.000
Income (loss) from investment operations:
Net investment income2............................................         0.141                 0.104
Net realized and unrealized gain (loss) on investments and foreign
 currencies.......................................................         1.499                (4.094)
                                                                        --------              --------
Total from investment operations..................................         1.640                (3.990)
                                                                        --------              --------
Less dividends and distributions from:
Net investment income.............................................        (0.090)               (0.046)
                                                                        --------              --------
Total dividends and distributions.................................        (0.090)               (0.046)
                                                                        --------              --------
Net asset value, end of period....................................      $  7.514              $  5.964
                                                                        ########              ########
Total return3.....................................................         27.53%               (39.87%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)...........................      $113,217              $ 34,891
Ratio of expenses to average net assets...........................          0.70%                 0.70%
Ratio of expenses to average net assets prior to expenses waived/
 reimbursed and expense paid indirectly...........................          0.98%                 1.83%
Ratio of net investment income to average net assets..............          2.12%                 2.28%
Ratio of net investment income to average net assets prior to
 expenses waived/reimbursed and expense paid indirectly...........          1.84%                 1.15%
Portfolio turnover................................................             4%                    3%

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated August 1, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP Wilshire Aggressive Profile Fund



                Standard Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010




The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents



Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              2
   Portfolio Turnover                                                                   2
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser and Sub-Adviser                                                     4
 Tax Information                                                                        4
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     4
Investment Objective and Principal Investment Strategies                                5
Principal Risks                                                                         7
Management and Organization                                                             8
Pricing of Fund Shares                                                                  9
Purchase and Sale of Fund Shares                                                        9
Market Timing                                                                          10
Portfolio Holdings Disclosure                                                          10
Share Classes and Distribution Arrangements                                            10
Distribution Policy and Federal Income Tax Considerations                              10
Financial Highlights                                                                   12


LVIP Wilshire Aggressive Profile Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Wilshire Aggressive Profile Fund is to seek long-term growth of capital. Current income is not a consideration.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                             N/A
 Maximum Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                0.25%
 Distribution and/or Service (12b-1 fees)                                                     None
 Other Expenses                                                                                0.11%
 Acquired Fund Fees and Expenses (AFFE)                                                        0.86%
 Total Annual Fund Operating Expenses1                                                         1.22%

1 The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

LVIP Wilshire Aggressive Profile Fund                                        1

Example


This example is intended to help you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with fee waivers and expense reimbursement for the Profile Fund for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the Profile Fund for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expense were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $124     $387      $670    $1,477

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.


Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 90% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 10% of its assets in underlying funds which invest primarily in fixed income securities (bonds).

The sub-adviser develops the Profile Fund's asset allocation model based on the fund's investment strategy. The Profile Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities (stocks), including medium and small cap companies, with growth and value styles. A smaller allocation will be made to underlying funds that primarily invest in domestic and foreign fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's asset allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current asset allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's composite. The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the sub-adviser's desired asset class exposures and the investment styles of the underlying funds. The sub-adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


2  LVIP Wilshire Aggressive Profile Fund

 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.


Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Information has also been included for the Aggressive Profile Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 57% Wilshire 5000 IndexSM, 10% Barclays Capital U.S. Aggregate Bond Index, 28% MSCI EAFE Index and 5% MSCI Emerging Markets Free Index. The Aggressive Profile Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
                     2006     2007     2008          2009
                     16.54%   11.02%    (40.46%)     30.80%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 18.31%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.69%).



                                               Average Annual Total Returns
                                                For periods ended 12/31/09
                                               ----------------------------
                                                               Lifetime
                                                           (Since inception
                                                 1 year        5/03/05)
                                               ---------- -----------------
       LVIP Wilshire Aggressive Profile Fund      30.80%         3.00%
                       Wilshire 5000 IndexSM      28.30%         1.86%
  Barclays Capital U.S. Aggregate Bond Index       5.93%         5.13%
                             MSCI EAFE Index      32.46%         4.87%
            MSCI Emerging Markets Free Index      79.02%        17.22%
                Aggressive Profile Composite      29.56%         4.03%


LVIP Wilshire Aggressive Profile Fund                                        3

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated



Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2005

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


4  LVIP Wilshire Aggressive Profile Fund

Investment Objective and Principal Investment Strategies
The investment objective of the LVIP Wilshire Aggressive Profile Fund (Profile
Fund) is to seek long-term growth of capital. Current income is not a consideration.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The target percentage allocation between equity (stocks) and fixed income (bonds) securities for the Profile Fund is based on its investment objective. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities.

Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 90% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 10% in underlying funds which invest primarily in fixed income securities (bonds). The sub-adviser develops the Profile Fund's asset allocation model based on the fund's investment strategy. The Profile Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities (stocks), including medium and small cap companies, with growth and value styles. A smaller allocation will be made to underlying funds that primarily invest in domestic and foreign fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's asset allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current asset allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific composite. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund. Such processes may not achieve the desired results.

In response to market, economic, political or other conditions, the Profile Fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, which resulted in DMC no longer being an affiliate of LIA. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Profile Fund is not required to invest in any particular underlying fund or in any particular percentage. The sub-adviser may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.


                                                                               5


Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware Growth Equity  Long-term capital appreciation
Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Capital appreciation
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
LVIP Wells Fargo        Income
Intrinsic Value Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series



Fixed Income Underlying
         Funds           Investment Objective
-----------------------  ------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Inflation      Inflation protection/current income
Protected Bond Fund
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Diversified Income
Series
Delaware VIP            Total return
Limited-Term
Diversified Income Fund
FTVIP Franklin Income   Current income
Securities Fund
LVIP BlackRock          Maximize real return
Inflation Protected
Bond Fund
LVIP Delaware Bond Fund Current income

6


Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP Delaware           Total return
Diversified Floating
Rate Fund
LVIP Global Bond Fund   Current income consistent with preservation
                        of capital
LVIP J.P. Morgan High   High level of current income
Yield Fund
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.


Principal Risks

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments


                                                                               7

in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.


Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2009 was 0.20% of the fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.


8

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.


Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or


                                                                               9

sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.


10

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


                                                                              11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                              LVIP Global Tactical
                                                                   Allocation
                                                               (formerly Wilshire
                                                            Aggressive Profile Fund)
                                                                 Standard Class
                                                                   Year Ended
                                                             12/31/2009   12/31/2008
                                                            ------------ ------------
Net asset value, beginning of period.......................   $  8.228    $  14.281
Income (loss) from investment operations:
Net investment income2.....................................      0.108        0.158
Net realized and unrealized gain (loss) on investments           2.356       (5.831)
                                                              --------    ---------
Total from investment operations...........................      2.464       (5.673)
                                                              --------    ---------
Less dividends and distributions from:
Net investment income......................................     (0.618)      (0.068)
Net realized gain on investments...........................     (0.493)      (0.312)
                                                              --------    ---------
Total dividends and distributions..........................     (1.111)      (0.380)
                                                              --------    ---------
Net asset value, end of period.............................   $  9.581    $   8.228
                                                              ########    #########
Total return3..............................................      30.80%      (40.46%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)....................   $ 31,982    $  41,070
Ratio of expenses to average net assets4...................       0.20%        0.25%
Ratio of expenses to average net assets prior to
 expenses waived/reimbursed and expense paid
 indirectly4...............................................       0.36%        0.33%
Ratio of net investment income to average net assets.......       1.26%        1.38%
Ratio of net investment income (loss) to average net
 assets prior to expenses waived/reimbursed and
 expense paid indirectly...................................       1.10%        1.30%
Portfolio turnover.........................................         41%          25%



                                                                     LVIP Global Tactical Allocation
                                                               (formerly Wilshire Aggressive Profile Fund)
                                                                              Standard Class                            Fund) Stan
                                                                                Year Ended
                                                             12/31/2007   12/31/2006   5/3/20051 to 12/31/2005
                                                            ------------ ------------ ------------------------
Net asset value, beginning of period.......................   $ 13.153     $ 11.392           $ 10.000
Income (loss) from investment operations:
Net investment income2.....................................      0.106        0.069              0.055
Net realized and unrealized gain (loss) on investments           1.329        1.809              1.337
                                                              --------     --------           --------
Total from investment operations...........................      1.435        1.878              1.392
                                                              --------     --------           --------
Less dividends and distributions from:
Net investment income......................................     (0.124)      (0.116)                 -
Net realized gain on investments...........................     (0.183)      (0.001)                 -
                                                              --------     --------           --------
Total dividends and distributions..........................     (0.307)      (0.117)                 -
                                                              --------     --------           --------
Net asset value, end of period.............................   $ 14.281     $ 13.153           $ 11.392
                                                              ########     ########           ########
Total return3..............................................      11.02%       16.54%             13.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)....................   $ 41,110     $ 15,102           $  4,280
Ratio of expenses to average net assets4...................       0.25%        0.30%              0.30%
Ratio of expenses to average net assets prior to
 expenses waived/reimbursed and expense paid
 indirectly4...............................................       0.34%        0.61%              1.91%
Ratio of net investment income to average net assets.......       0.75%        0.57%              0.75%
Ratio of net investment income (loss) to average net
 assets prior to expenses waived/reimbursed and
 expense paid indirectly...................................       0.66%        0.26%             (0.86%)
Portfolio turnover.........................................         56%          40%                15%

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Ratio of expenses to average net assets does not include expenses of the investment companies in which the fund invests.

12

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated August 1, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP Wilshire Aggressive Profile Fund



                Service Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010




The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents



Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              2
   Portfolio Turnover                                                                   2
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser and Sub-Adviser                                                     4
 Tax Information                                                                        4
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     4
Investment Objective and Principal Investment Strategies                                5
Principal Risks                                                                         7
Management and Organization                                                             8
Pricing of Fund Shares                                                                  9
Purchase and Sale of Fund Shares                                                        9
Market Timing                                                                          10
Portfolio Holdings Disclosure                                                          10
Share Classes and Distribution Arrangements                                            10
Distribution Policy and Federal Income Tax Considerations                              11
Financial Highlights                                                                   12


LVIP Wilshire Aggressive Profile Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Wilshire Aggressive Profile Fund is to seek long-term growth of capital. Current income is not a consideration.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                          N/A
 Maximum Deferred Sales Charge (Load)                                                      N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.25%
 Distribution and/or Service (12b-1 fees)                                                  0.25%
 Other Expenses                                                                            0.11%
 Acquired Fund Fees and Expenses (AFFE)                                                    0.86%
 Total Annual Fund Operating Expenses1                                                     1.47%

1 The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

LVIP Wilshire Aggressive Profile Fund                                        1

Example


This example is intended to help you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with fee waiver and expense reimbursement for the Profile Fund for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the Profile Fund for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $150     $465      $803    $1,757

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.


Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 90% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 10% of its assets in underlying funds which invest primarily in fixed income securities (bonds).

The sub-adviser develops the Profile Fund's asset allocation model based on the fund's investment strategy. The Profile Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities (stocks), including medium and small cap companies, with growth and value styles. A smaller allocation will be made to underlying funds that primarily invest in domestic and foreign fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's asset allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current asset allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's composite. The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the sub-adviser's desired asset class exposures and the investment styles of the underlying funds. The sub-adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


2  LVIP Wilshire Aggressive Profile Fund

 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.


Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Information has also been included for the Aggressive Profile Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 57% Wilshire 5000 IndexSM, 10% Barclays Capital U.S. Aggregate Bond Index, 28% MSCI EAFE Index and 5% MSCI Emerging Markets Free Index. The Aggressive Profile Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Return
2006                2007     2008          2009
16.25%              10.74%    (40.62%)     30.47%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 18.23%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.74%).



                                               Average Annual Total Returns
                                                For periods ended 12/31/09
                                               ----------------------------
                                                               Lifetime
                                                           (Since inception
                                                 1 year       5/3/2005)
                                               ---------- -----------------
       LVIP Wilshire Aggressive Profile Fund      30.47%         2.74%
                       Wilshire 5000 IndexSM      28.30%         1.86%
  Barclays Capital U.S. Aggregate Bond Index       5.93%         5.13%
                             MSCI EAFE Index      32.46%         4.87%
            MSCI Emerging Markets Free Index      79.02%        17.22%
                Aggressive Profile Composite      29.56%         4.03%


LVIP Wilshire Aggressive Profile Fund                                        3

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated



Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2005

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


4  LVIP Wilshire Aggressive Profile Fund

Investment Objective and Principal Investment Strategies
The investment objective of the LVIP Wilshire Aggressive Profile Fund (Profile
Fund) is to seek long-term growth of capital. Current income is not a consideration.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The target percentage allocation between equity (stocks) and fixed income (bonds) securities for the Profile Fund is based on its investment objective. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities.

Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 90% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 10% in underlying funds which invest primarily in fixed income securities (bonds). The sub-adviser develops the Profile Fund's asset allocation model based on the fund's investment strategy. The Profile Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities (stocks), including medium and small cap companies, with growth and value styles. A smaller allocation will be made to underlying funds that primarily invest in domestic and foreign fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's asset allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current asset allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific composite. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund. Such processes may not achieve the desired results.

In response to market, economic, political or other conditions, the Profile Fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, which resulted in DMC no longer being an affiliate of LIA. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Profile Fund is not required to invest in any particular underlying fund or in any particular percentage. The sub-adviser may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.


                                                                               5


Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware Growth Equity  Long-term capital appreciation
Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Capital appreciation
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
LVIP Wells Fargo        Income
Intrinsic Value Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series



Fixed Income Underlying
         Funds           Investment Objective
-----------------------  ------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Inflation      Inflation protection/current income
Protected Bond Fund
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Diversified Income
Series
Delaware VIP            Total return
Limited-Term
Diversified Income Fund
FTVIP Franklin Income   Current income
Securities Fund
LVIP BlackRock          Maximize real return
Inflation Protected
Bond Fund
LVIP Delaware Bond Fund Current income

6


Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP Delaware           Total return
Diversified Floating
Rate Fund
LVIP Global Bond Fund   Current income consistent with preservation
                        of capital
LVIP J.P. Morgan High   High level of current income
Yield Fund
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.


Principal Risks

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments


                                                                               7

in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.


Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2009 was 0.20% of the fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.


8

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.


Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or


                                                                               9

sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.


10

Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


                                                                              11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                              LVIP Global Tactical
                                                                 Allocation Fund
                                                               (formerly Wilshire
                                                            Aggressive Profile Fund )
                                                                  Service Class
                                                                   Year Ended
                                                             12/31/2009   12/31/2008
                                                            ------------ ------------
Net asset value, beginning of period.......................   $  8.233    $  14.271
Income (loss) from investment operations:
Net investment income2.....................................      0.087        0.129
Net realized and unrealized gain (loss) on investments           2.353       (5.821)
                                                              --------    ---------
Total from investment operations...........................      2.440       (5.692)
                                                              --------    ---------
Less dividends and distributions from:
Net investment income......................................     (0.597)      (0.034)
Net realized gain on investments...........................     (0.493)      (0.312)
                                                              --------    ---------
Total dividends and distributions..........................     (1.090)      (0.346)
                                                              --------    ---------
Net asset value, end of period.............................   $  9.583    $   8.233
                                                              ########    #########
Total return3..............................................      30.47%      (40.62%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)....................   $ 69,623    $  79,077
Ratio of expenses to average net assets4...................       0.45%        0.50%
Ratio of expenses to average net assets prior to
 expenses waived/reimbursed and expense paid
 indirectly4...............................................       0.61%        0.58%
Ratio of net investment income to average net assets.......       1.01%        1.13%
Ratio of net investment income (loss) to average net
 assets prior to expenses waived/reimbursed and
 expense paid indirectly...................................       0.85%        1.05%
Portfolio turnover.........................................         41%          25%



                                                                   LVIP Global Tactical Allocation Fund
                                                               (formerly Wilshire Aggressive Profile Fund )
                                                                               Service Class                            Fund ) Ser
                                                                                Year Ended
                                                             12/31/2007   12/31/2006   5/3/20051 to 12/31/2005
                                                            ------------ ------------ ------------------------
Net asset value, beginning of period.......................   $ 13.144     $ 11.372           $ 10.000
Income (loss) from investment operations:
Net investment income2.....................................      0.071        0.039              0.036
Net realized and unrealized gain (loss) on investments           1.329        1.805              1.336
                                                              --------     --------           --------
Total from investment operations...........................      1.400        1.844              1.372
                                                              --------     --------           --------
Less dividends and distributions from:
Net investment income......................................     (0.090)      (0.071)                 -
Net realized gain on investments...........................     (0.183)      (0.001)                 -
                                                              --------     --------           --------
Total dividends and distributions..........................     (0.273)      (0.072)                 -
                                                              --------     --------           --------
Net asset value, end of period.............................   $ 14.271     $ 13.144           $ 11.372
                                                              ########     ########           ########
Total return3..............................................      10.74%       16.25%             13.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)....................   $120,941     $ 62,325           $ 18,782
Ratio of expenses to average net assets4...................       0.50%        0.55%              0.55%
Ratio of expenses to average net assets prior to
 expenses waived/reimbursed and expense paid
 indirectly4...............................................       0.59%        0.86%              2.16%
Ratio of net investment income to average net assets.......       0.50%        0.32%              0.50%
Ratio of net investment income (loss) to average net
 assets prior to expenses waived/reimbursed and
 expense paid indirectly...................................       0.41%        0.01%             (1.11%)
Portfolio turnover.........................................         56%          40%                15%

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Does not include expenses of the investment companies in which the Fund invests.

12

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated August 1, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090